Prepayments and Other Assets, Net (Details) - Schedule of Prepayments and Other Assets, Net ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepayments and Other Assets, Net [Abstract]
Loans receivable, net	[1]	¥ 3,240		¥ 8,877
Security deposits with real estate developers, net	[2]	20,869		19,345
Rental and other deposits, net	[3]	4,145		3,836
Other receivables	[4]	64,019		94,667
Prepayments and other assets, net		92,273		126,725
Current Portion		92,273	$ 12,697	126,725
Total prepayments and other assets, net		¥ 92,273		¥ 126,725

[1]	Loans receivable, net
[2]	Security deposits with real estate developers, net
[3]	Rental and other deposits, net
[4]	Other receivables